Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
(11)   Employee Benefit Plans
Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.
(in thousands)	2016	2015	2014
Payroll taxes	$1,122	$1,102	$1,081
Medical plans	1,881	1,928	1,974
401(k) match	346	325	310
Pension plan	1,227	1,391	960
Profit-sharing	479	563	201
Other	172	164	122
Total employee benefits	$5,227	$5,473	$4,648

The Company’s profit-sharing plan includes a matching 401(k) portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the periods shown. In addition, employees were able to make additional tax-deferred contributions.
Pension
The Company provides a noncontributory defined benefit pension plan for all full-time employees. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made $772,000 of contributions to the defined benefit plan for the current plan year. There is an $842,000 minimum required contribution for the 2017 plan year, and the Company has determined it will make a $1.2 million contribution by September 2017.
Obligations and Funded Status at December 31,
(in thousands)	2016	2015
Change in projected benefit obligation:
Balance, January 1	$20,601	$19,977
Service cost	1,179	1,325
Interest cost	956	838
Actuarial (loss) gain	961	(1,084)
Benefits paid	(464)	(455)
Balance, December 31	$23,233	$20,601
Change in plan assets:
Fair value, January 1	$15,031	$14,933
Actual return on plan assets	1,251	(75)
Employer contribution	772	716
Expenses paid	(88)	(88)
Benefits paid	(464)	(455)
Fair value, December 31	$16,502	$15,031
Funded status at end of year	$(6,732)	$(5,570)
Accumulated benefit obligation	$18,586	$16,550

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income
The following items are components of net pension cost for the years ended December 31, as indicated:
(in thousands)	2016	2015	2014
Service cost - benefits earned during the year	$1,179	$1,325	$981
Interest costs on projected benefit obligations	956	838	732
Expected return on plan assets	(1,057)	(957)	(872)
Expected administrative expenses	70	40	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	0	66	0
Net periodic pension expense	$1,227	$1,391	$960

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss at December 31, 2016 and 2015 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.
(in thousands)	2016	2015
Prior service costs	$(285)	$(364)
Net accumulated actuarial net loss	(2,723)	(1,937)
Accumulated other comprehensive loss	(3,008)	(2,301)
Net periodic benefit cost in excess of cumulative employer contributions	(3,724)	(3,269)
Net amount recognized at December 31, balance sheet	$(6,732)	$(5,570)
Net gain (loss) arising during period	$(786)	5
Prior service cost amortization	79	79
Amortization of net actuarial loss	0	65
Total recognized in other comprehensive income (loss)	$(707)	$149
Total recognized in net periodic pension cost and other comprehensive income	$1,934	$1,242

The estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2016 is $79,000. During 2016, there is no estimated amount of actuarial loss subject to amortization into net periodic pension cost.
Assumptions utilized to determine benefit obligations as of December 31, 2016, 2015 and 2014 and to determine pension expense for the years then ended are as follows:
	2016	2015	2014
Determination of benefit obligation at year end:
Discount rate	4.40%	4.70%	4.25%
Annual rate of compensation increase	4.00%	3.78%	3.78%
Determination of pension expense for year ended:
Discount rate for the service cost	4.70%	4.25%	5.00%
Annual rate of compensation increase	3.78%	3.78%	3.73%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%
The assumed overall expected long-term rate of return on pension plan assets used in calculating 2016 pension expense was 7.0%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company’s plan assets have experienced the following annual returns: 8.2% in 2016, -.0.4% in 2015, 8.3% in 2014, 19.1% in 2013, and 11.4% in 2012. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to a decrease in the discount rate and the expected return on asset assumption used in the actuarial calculation of plan income, the Company expects to incur $1.4 million of expense in 2017 compared to $1.2 million 2016.
Plan Assets
The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company’s long-term investment target mix for the plan is 70% equity securities, 25% fixed income, and 5% money market funds. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.
The fair value of the Company’s pension plan assets at December 31, 2016 and 2015 by asset category was as follows:
		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2016
Cash equivalents	$1,362	$1,362	$0	$0
U.S gov’t agency obligations	2,376	0	2,376	0
Mutual funds	12,764	12,764	0	0
Total	$16,502	$14,126	$2,376	$0
December 31, 2015
Cash equivalents	$1,663	$1,663	$0	$0
U.S gov’t agency obligations	1,802	0	1,802	0
Mutual funds	11,566	11,566	0	0
Total	$15,031	$13,229	$1,802	$0

The following future benefit payments are expected to be paid:
Year	Pension benefits
(in thousands)
2017	$630
2018	677
2019	802
2020	873
2021	1,036
2022 to 2026	5,970